Trade and other receivables - Risk exposure and expected losses (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade and other current receivables	€ 18,850	€ 10,926
Expected loss (% net of counterpart risk mitigation factors)	14.90%	22.40%
Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 22,163	€ 14,083
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(3,313)	(3,157)
Performing receivables | Low risk
Trade and other receivables
Trade and other current receivables	€ 6,508	€ 3,450
Expected loss (% net of counterpart risk mitigation factors)	0.40%	0.90%
Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 6,533	€ 3,482
Performing receivables | Low risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(25)	(32)
Performing receivables | Medium Risk
Trade and other receivables
Trade and other current receivables	€ 7,407	€ 3,795
Expected loss (% net of counterpart risk mitigation factors)	5.30%	0.60%
Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 7,823	€ 3,816
Performing receivables | Medium Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(416)	(21)
Performing receivables | High Risk
Trade and other receivables
Trade and other current receivables	€ 766	€ 438
Expected loss (% net of counterpart risk mitigation factors)	8.30%	6.20%
Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 835	€ 467
Performing receivables | High Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(69)	(29)
Defaulted receivables
Trade and other receivables
Trade and other current receivables	€ 2,162	€ 1,716
Expected loss (% net of counterpart risk mitigation factors)	50.50%	58.60%
Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 4,371	€ 4,145
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,209)	(2,429)
Plenitude customers
Trade and other receivables
Trade and other current receivables	€ 2,007	€ 1,527
Expected loss (% net of counterpart risk mitigation factors)	22.80%	29.70%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,601	€ 2,173
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(594)	(646)
Business customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	13,354	5,927
Business customers | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,348	1,398
Business customers | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	6,628	2,746
Business customers | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	818	432
Business customers | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,560	1,351
National Oil Companies and Public Administrations | Gross carrying amount
Trade and other receivables
Trade and other current receivables	3,890	4,121
National Oil Companies and Public Administrations | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	331	841
National Oil Companies and Public Administrations | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	884	620
National Oil Companies and Public Administrations | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1	7
National Oil Companies and Public Administrations | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	2,674	2,653
Other counterparties | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,919	4,035
Other counterparties | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,854	1,243
Other counterparties | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	311	450
Other counterparties | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	16	28
Other counterparties | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	137	141
Other counterparties | Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,601	€ 2,173